TIAA-CREF U.S. EQUITY FUNDS

TIAA-CREF EQUITY INDEX FUNDS

TIAA-CREF INTERNATIONAL & GLOBAL FUNDS

TIAA-CREF SMALL/MID-CAP EQUITY FUND

TIAA-CREF INTERNATIONAL BOND FUND

(series of the TIAA-CREF FUNDS)

SUPPLEMENT NO. 5

dated October 3, 2016, to the Statutory Prospectuses dated March 1, 2016 (with respect to the U.S. Equity Funds and International & Global Funds), as supplemented through September 16, 2016

SUPPLEMENT NO. 3

dated October 3, 2016, to the Statutory Prospectus dated March 1, 2016 (with respect to the Equity Index Funds), as supplemented through August 1, 2016

SUPPLEMENT NO. 1

dated October 3, 2016, to the Statutory Prospectuses dated August 1, 2016 (with respect to the TIAA-CREF Small/Mid-Cap Equity Fund and TIAA-CREF International Bond Fund)

Global name change

Effective immediately, all references in the Prospectuses to “Teachers Advisors, Inc.” are hereby changed to “Teachers Advisors, LLC.”

A15632 (10/16)

TIAA-CREF FIXED-INCOME & REAL ESTATE SECURITIES FUNDS

(series of the TIAA-CREF FUNDS)

SUPPLEMENT NO. 1

dated October 3, 2016, to the Statutory Prospectus dated August 1, 2016

Global name change

Effective immediately, all references in the Prospectus to “Teachers Advisors, Inc.” are hereby changed to “Teachers Advisors, LLC.”

A15633 (10/16)

TIAA-CREF FUNDS

SUPPLEMENT NO. 2

dated October 3, 2016

to the Statements of Additional Information (“SAI”)

dated March 1, 2016 and August 1, 2016, as supplemented through September 16, 2016

Effective immediately, all references in the SAI to “Teachers Advisors, Inc.” are hereby changed to “Teachers Advisors, LLC.”

In addition, effective immediately, the following sentence hereby replaces in its entirety the second sentence in the second paragraph in the sub-section entitled “Investment advisory services” of the section entitled “Investment advisory and other services” on page 61 of the SAI:

TGAM, in turn, holds (1) all of the shares of TIAA Asset Management Finance Company, LLC, which holds all of the shares of Advisors, and (2) all of the shares of TIAA-CREF Asset Management LLC, which holds all of the shares of TPIS, the principal underwriter for the Trust, and TIAA-CREF Investment Management, LLC (“Investment Management”).

A15634 (10/16)